BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 18, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Short term liabilities		$ 9,907,575		$ 9,907,575		$ 8,190,843	$ 3,251,572
Long term liabilities		2,212,186		2,212,186		236,967	630,383
Allowance for doubtful accounts		247,700		247,700		125,146	0
Advertising and other marketing costs		$ 22,986	$ 95,872	$ 114,635	$ 239,120	$ 321,409	$ 394,172
Reseller Agreement
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Term of reseller agreement	5 years
Reseller fee	$ 2,500,000
Deferred revenue	2,500,000
Short term liabilities	500,000
Long term liabilities	2,000,000
Reseller Agreement | Between August 19, 2016 And August 18, 2017
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Refund of reseller fees	2,000,000
Reseller Agreement | Between August 19, 2017 And August 18, 2018
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Refund of reseller fees	1,500,000
Reseller Agreement | Between August 19, 2018 And August 18, 2019
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Refund of reseller fees	$ 1,000,000